UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________       to _______________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer:____________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001794372

Provident Funding Mortgage Trust 2025-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______Not applicable______

Central Index Key Number of underwriter (if applicable): ______Not applicable______

Cullen Agler, Senior Vice President, (650) 652-1300
Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 11, 2025

PROVIDENT FUNDING LOAN DEPOSITOR, LLC

By: Provident Funding Associates, L.P., its sole member

By:	/s/ Cullen Agler
Name:	Cullen Agler
Title:	Senior Vice President

EXHIBIT INDEX

99.1	Opus Capital Markets Consultants (“Opus”) Narrative Report

99.2	Opus Findings Report

99.3	Opus Rating Agency Grades Summary Report

99.4	Opus ATR or QM Report

99.5	Opus Supplemental Data

99.6	Opus Valuation Report

99.7	Opus Data Compare Report